AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 18, 1997.

                        1933 ACT REGISTRATION NO. 2-99810
                       1940 ACT REGISTRATION NO. 811-4391

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933           /x/
                         PRE-EFFECTIVE AMENDMENT NO.        / /
                       POST-EFFECTIVE AMENDMENT NO. 28      /x/

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940       /x/
                                AMENDMENT NO. 26

                              THE PBHG FUNDS, INC.

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 32 SOUTH STREET
                            BALTIMORE, MARYLAND 21202
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 443-0051

                                HAROLD J. BAXTER
                        PILGRIM BAXTER & ASSOCIATES, LTD.
                               1255 DRUMMERS LANE
                                    SUITE 300
                         WAYNE, PENNSYLVANIA 19087-1590
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

JANE A. KANTER, ESQ.                           JOHN M. ZERR, ESQ.
KATTEN MUCHIN & ZAVIS                          GENERAL COUNSEL
1025 THOMAS JEFFERSON STREET, N.W.             PILGRIM BAXTER & ASSOCIATES, LTD.
EAST LOBBY, SUITE 700                          1255 DRUMMERS LANE
WASHINGTON, D.C. 20007                         SUITE 300
                                               WAYNE, PENNSYLVANIA 19087-1590

It is proposed that this filing will become effective:

   / /    immediately upon filing pursuant to paragraph (b)
   /x/    on April 22, 1997 pursuant to paragraph (b)

   / /    60 days after filing pursuant to paragraph (a) on [date]
   / /    pursuant to paragraph (a) of Rule 485 75 days after filing
   / /    pursuant to paragraph (a)

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of common stock is being registered by this Registration Statement. Registrant's Rule 24f-2 Notice for its most recent fiscal year will be filed on or before May 30, 1997.

                              THE PBHG FUNDS, INC.
                       PBHG Strategic Small Cap Value Fund
                               (PBHG Class Shares)

                       Contents of Registration Statement

This registration statement consists of the following papers and documents:

         Cover Sheet
         Contents of Registration Statement
         Cross Reference Sheet
         Part A - Prospectus
         Part B - Statement of Additional Information
         Part C - Other Information
         Signature Page

                              THE PBHG FUNDS, INC.
                            PBHG Small Cap Value Fund
                               (PBHG Class Shares)
                              CROSS REFERENCE SHEET
                         POST-EFFECTIVE AMENDMENT NO. 28


PART A.  Item No. and Captions                    Caption in Prospectus

     1.  Cover Page                               Cover Page

     2.  Synopsis                                 Summary

     3.  Condensed Financial Information          Not Applicable

     4.  General Description of Registrant        The Fund and the Portfolios; Investment
                                                  Objectives and Policies; General
                                                  Investment Policies and Strategies; Risk
                                                  Factors; Investment Limitations; General
                                                  Information -- The Fund

     5.  Management of the Fund                   General Information -- Directors of the
                                                  Fund; General Information -- The
                                                  Adviser and Sub-Adviser; General
                                                  Information -- The Administrator and
                                                  Sub-Administrator; General Information
                                                  -- The Transfer Agent and Sub-Transfer
                                                  Agents; General Information -- The
                                                  Distributor

     6.  Capital Stock and Other Securities       General Information -- Voting Rights;
                                                  General Information -- Dividends and
                                                  Distributions; Taxes

     7.  Purchase of Securities Being Offered     How to Purchase Fund Shares; How to
                                                  Redeem Fund Shares; Share Price

     8.  Redemption or Repurchase                 How to Purchase Fund Shares; How to
                                                  Redeem Fund Shares; Share Price

     9.  Pending Legal Proceedings                Not Applicable

PART B.  Item No. and Captions                    Caption in Statement of Additional
                                                  Information
    10.  Cover Page                               Cover Page

    11.  Table of Contents                        Table of Contents

    12.  General Information and History          The Fund

    13.  Investment Objectives and Policies       Description of Permitted Investments;
                                                  Investment Limitations; Description of
                                                  Shares

    14.  Management of the Registrant             Directors and Officers of the Fund; The
                                                  Administrator

    15.  Control Persons and Principal Holders    Directors and Officers of the Fund
         of Securities

    16.  Investment Advisory and Other Services   The Adviser and Sub-Adviser; The
                                                  Administrator and Sub-Administrator;
                                                  The Distributor






    17.   Brokerage Allocation                    Portfolio Transactions

    18.   Capital Stock and Other Securities      Description of Shares

    19.   Purchase, Redemption, and Pricing of    Purchase and Redemption of Shares;
          Securities Being Offered                Determination of Net Asset Value

    20.   Tax Status                              Taxes

    21.   Underwriters                            The Distributor

    22.   Calculation of Yield Quotations         Computation of Yield; Calculation of
                                                  Total Return

    23.   Financial Statements                    Not Applicable

PART C Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

This Amendment does not delete, amend, or supersede any information contained in the Registration Statement or in any previously filed post-effective amendment to the Registration Statement (whether effective or not), except to the extent provided herein.

                              THE PBHG FUNDS, INC.
                                PBHG CLASS SHARES

                         PROSPECTUS DATED APRIL 22, 1997
                              SUBJECT TO COMPLETION

The PBHG Funds, Inc. (the "Fund") is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers PBHG Class Shares of the following portfolio ("Portfolio"):

     o    PBHG Small Cap Value Fund

This Prospectus sets forth concisely the information about the Fund and the Portfolio that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated April 22, 1997 has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling 1-800-433-0051. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. THE FUND'S REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                              THE PBHG FUNDS, INC.
                            PBHG SMALL CAP VALUE FUND

            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 22, 1997
                              SUBJECT TO COMPLETION

                               INVESTMENT ADVISER:
                        PILGRIM BAXTER & ASSOCIATES, LTD.

This Statement of Additional Information is not a prospectus and relates only to the PBHG Small Cap Value Fund (the "Portfolio"). It is intended to provide additional information regarding the activities and operations of The PBHG Funds, Inc. (the "Fund") and the Portfolio, and should be read in conjunction with the Portfolio's Prospectus dated April 22, 1997. The Prospectus for the Portfolio may be obtained without charge by calling 1-800-431-0051.

                                TABLE OF CONTENTS

THE FUND.................................................................S-
DESCRIPTION OF PERMITTED INVESTMENTS.....................................S-
INVESTMENT LIMITATIONS...................................................S-
THE ADVISER..............................................................S-
THE SUB-ADVISER..........................................................S-
THE ADMINISTRATOR AND SUB-ADMINISTRATOR..................................S-
THE DISTRIBUTOR..........................................................S-
DIRECTORS AND OFFICERS OF THE FUND.......................................S-
COMPUTATION OF YIELD.....................................................S-
CALCULATION OF TOTAL RETURN..............................................S-
PURCHASE AND REDEMPTION OF SHARES........................................S-
DETERMINATION OF NET ASSET VALUE.........................................S-
TAXES....................................................................S-
PORTFOLIO TRANSACTIONS...................................................S-
DESCRIPTION OF SHARES....................................................S-

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. THE FUND'S REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                            PART C: OTHER INFORMATION

Item 24.          Financial Statements and Exhibit

(a)      Financial Statements:

         To be filed by amendment.

(b)      Exhibits:

         1(a)     Certificate of Incorporation(1)
         1(b)     Certificate of Amendment dated October 28, 1985(2)
         1(c)     Certificate of Amendment to Certificate of Incorporation(3)
         1(d)     Agreement and Articles of Merger of PBHG Growth Fund, Inc., a Maryland
                  corporation(5)
         1(e)     Articles of Incorporation of The PBHG Funds, Inc.(5)
         1(f)     Articles of Amendment to the Articles of Incorporation of The PBHG Funds,
                  Inc., dated November 12, 1993(6)
         1(g)     Articles of Amendment to the Articles of Incorporation of The PBHG Funds,
                  Inc. dated May 5, 1994(7)
         1(h)     Articles of Amendment of the Articles of Incorporation of The PBHG Funds,
                  Inc. dated December 28, 1995(12)
         1(i)     Articles Supplementary to the Articles of Incorporation of The PBHG Funds,
                  Inc. dated May 25, 1994(7)
         1(j)     Articles Supplementary to the Articles of Incorporation of The PBHG Funds,
                  Inc. dated December 5, 1994(8)
         1(k)     Articles Supplementary to the Articles of Incorporation of The PBHG Funds,
                  Inc. dated December 9, 1994(8)
         1(l)     Articles Supplementary to the Articles of Incorporation of The PBHG Funds,
                  Inc. with respect to the Advisers Class Shares dated December 28, 1995(12)
         1(m)     Articles Supplementary to the Articles of Incorporation of The PBHG Funds,
                  Inc. with respect to the PBHG Mid-Cap Growth Fund dated December 28,
                  1995(12)
         1(n)     Articles Supplementary to the Articles of Incorporation of The PBHG Funds,
                  Inc. with respect to an increase in number of shares dated May 20, 1996(13)
         1(o)     Articles Supplementary to the Articles of Incorporation of THE PBHG Funds,
                  Inc. with respect to the PBHG Limited Fund dated July 1, 1996(13)
         1(p)     Articles Supplementary to the Articles of Incorporation of The PBHG Funds,
                  Inc. with respect to the PBHG Large Cap 20 Fund dated September 6, 1996(13)
         1(q)     Articles Supplementary to the Articles of Incorporation of The PBHG Funds,
                  Inc. with respect to the PBHG Large Cap Value Fund, Mid-Cap Value Fund and the Strategic Small Company Fund dated October 2, 1996(14)
         1(r)     Articles Supplementary to the Articles of Incorporation of The PBHG Funds,
                  Inc. with respect to the PBHG Small Cap Value Fund dated January 31, 1997(15)
         2        By-Laws(5)

                                       C-1





         3        Voting trust agreement - none
         4        Specimen Common Stock Certificate(1)
         5(a)(1)  Investment Advisory Agreement dated April 28, 1995 and
                  Schedule A dated November 23, 1996(13)
         5(a)(2)  Investment Advisory Agreement dated April 28, 1995 and
                  Schedule A dated December 16, 1996(14)
         5(a)(3)  Investment Advisory Agreement dated April 28, 1995 and
                  Schedule A dated April __, 1997(15)
         5(b)     Investment Sub-Advisory Agreement between and among The PBHG
                  Funds, Inc., on behalf of the PBHG Cash Reserves Fund, Pilgrim
                  Baxter & Associates, Ltd. and Wellington Management Company dated
                  April 4, 1995(12)
         5(c)     Investment Sub-Advisory Agreement between and among The PBHG
                  Funds, Inc., on behalf of the International Fund, Pilgrim Baxter &
                  Associates, Ltd. and Murray Johnstone International Limited dated June
                  30, 1995(12)
         5(d)(1)  Investment Sub-Advisory Agreement between and among The PBHG
                  Funds, Inc., on behalf of PBHG Large Cap Value Fund, Pilgrim
                  Baxter & Associates, Ltd. and Newbold's Asset Management, Inc.
                  dated December 16, 1996(15)
         5(d)(2)  Form of Investment Sub-Advisory Agreement between and among The
                  PBHG Funds, Inc., on behalf of PBHG Mid-Cap Value Fund, Pilgrim
                  Baxter & Associates, Ltd. and Newbold's Asset Management, Inc.
                  dated December __, 1996(14)
         5(d)(3)  Investment Sub-Advisory Agreement between and among The PBHG
                  Funds, Inc., on behalf of PBHG Strategic Small Company Fund,
                  Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management,
                  Inc. dated December 16, 1996(15)
         5(d)(4)  Form of Investment Sub-Advisory Agreement between and among The
                  PBHG Funds, Inc., on behalf of PBHG Small Cap Value Fund, Pilgrim
                  Baxter & Associates, Ltd. and Newbold's Asset Management, Inc.
                  dated April __, 1997(15)
         6(a)(1)  Distribution Agreement between The PBHG Funds, Inc., and SEI
                  Financial Services Company dated July 1, 1996 and Schedule A dated December 16, 1996(14)
         6(a)(2)  Distribution Agreement between The PBHG Funds, Inc. and SEI
                  Financial Services Company dated July 1, 1996 and Schedule A dated
                  April __, 1997(15)
         6(b)     Copy of Selling Group Agreement(4)
         7        Bonus, profit sharing or pension plans - none
         8(a)     Custodian Agreement between The PBHG Funds, Inc., on behalf of the
                  International Fund, and The Northern Trust Company(6)

                                       C-2





         8(b)     Custodian Agreement between The PBHG Funds, Inc. and CoreStates
                  Bank, N.A. dated September __, 1996 and Schedule A dated December
                  16, 1996(14)
         8(c)     Custodian Agreement between The PBHG Funds, Inc. and CoreStates
                  Bank, N.A. dated September ___, 1996 and Schedule A dated April __,
                  1997(15)
         9(a)     Transfer Agency Agreement between Registrant and Supervised Service
                  Company dated December 16, 1993(6)
         9(b)(1)  Administrative Services Agreement between The PBHG Funds, Inc.
                  and PBHG Fund Services dated July 1, 1996 and Exhibit A dated
                  December 16, 1996(14)
         9(b)(2)  Administrative Services Agreement between The PBHG Funds, Inc.
                  and PBHG Fund Services dated July 1, 1996 and Exhibit A dated April
                  __, 1997(15)
         9(c)(1)  Sub-Administrative Services Agreement between The PBHG Funds,
                  Inc. and SEI Fund Resources dated July 1, 1996 and Schedule A dated
                  December 16, 1996(14)
         9(c)(2)  Sub-Administrative Services Agreement between The PBHG Funds,
                  Inc. and SEI Fund Resources dated July 1, 1996 and Schedule A dated
                  April __, 1997(15)
         9(d)(1)  Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Core Growth Fund and Pilgrim Baxter & Associates,
                  Ltd. dated September 24, 1996(14)
         9(d)(2)  Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Limited Fund and Pilgrim Baxter & Associates, Ltd.
                  dated September 24, 1996(14)
         9(d)(3)  Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Large Cap 20 Fund and Pilgrim Baxter & Associates,
                  Ltd. dated November 24, 1996(15)
         9(d)(4)  Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Large Cap Value Fund and Pilgrim Baxter &
                  Associates, Ltd. dated December 16, 1996(15)
         9(d)(5)  Form of Expense Limitation Agreement between The PBHG Funds,
                  Inc. on behalf of PBHG Mid-Cap Value Fund and Pilgrim Baxter &
                  Associates, Ltd. dated December __, 1996(14)
         9(d)(6)  Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Strategic Small Company Fund and Pilgrim Baxter &
                  Associates, Ltd. dated December 16, 1996(15)
         9(d)(7)  Form of Expense Limitation Agreement between The PBHG Funds,
                  Inc. on behalf of PBHG Small Cap Value Fund and Pilgrim Baxter &
                  Associates, Ltd. dated April __, 1997(15)
         10(a)    Opinion of Counsel(5)
         10(b)    Opinion of Counsel with respect to the legality of the shares of the
                  PBHG Core Growth Fund(12)

                                       C-3





         10(c)    Opinion of Counsel with respect to the legality of the shares of the
                  PBHG Limited Fund(12)
         10(d)    Opinion of Counsel with respect to the legality of the shares of the
                  PBHG Large Cap 20 Fund(13)
         10(e)    Opinion of Counsel with respect to the legality of the shares of the
                  PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund and PBHG
                  Strategic Small Company Fund(14)
         10(f)    Opinion of Counsel with respect to the legality of the shares of the
                  PBHG Small Cap Value Fund(15)
         11       Consent of Independent Public Accountants(12)
         12       Financial Statements omitted from Part B - none
         13       Letter from Philadelphia Life Insurance Company to the Registrant with respect to the initial capitalization of the Registrant(2)
         14(a)    Southwestern Life Insurance Company Defined Benefit Pension Plan
                  and Trust(1)
         14(b)    Adoption Agreement for Southwestern Life Insurance Company
                  Standardized Integrated Defined Benefit Pension Plan and Trust (with
                  Pairing Provisions)(1)
         14(c)    Adoption Agreement for Southwestern Life Insurance Company
                  Standardized Non-Integrated Defined Benefit Pension Plan and Trust
                  (with Pairing Provisions)(1)
         14(d)    Adoption Agreement for Southwestern Life Insurance Company Non-
                  Standardized Integrated Defined Benefit Pension Plan and Trust(1)
         14(e)    Adoption Agreement for Southwestern Life Insurance Company Non-
                  Standardized Non-Integrated Defined Benefit Pension Plan and Trust(1)
         14(f)    Southwestern Life Insurance Company Combination Profit Sharing-
                  Money Purchase Plan and Trust(1)
         14(g)    Adoption Agreement for Southwestern Life Insurance Company
                  Standardized Money Purchase Plan and Trust (with Pairing Provisions)(1)
         14(h)    Adoption Agreement for Southwestern Life Insurance Company
                  Standardized Profit Sharing Plan and Trust (with Pairing Provisions)(1)
         14(i)    Adoption Agreement for Southwestern Life Insurance Company Non-
                  Standardized Money Purchase Plan and Trust(1)
         14(j)    Adoption Agreement for Southwestern Life Insurance Company Non-
                  Standardized Profit Sharing Plan and Trust(1)
         14(k)    Form 5305, Simplified Employee Pension-Individual Retirement
                  Accounts Contribution Agreement(1)
         14(l)    Form 5305-A, Individual Retirement Custodial Account(1)
         14(m)    Southwestern Life Insurance Company Tax Deferred Annuity Program
                  Custodial Agreement(1)
         14(n)    Amendment to Application for Investment Plans under a 403(b)(7)
                  Plan(9)
         15       Plan pursuant to Rule 12b-1 with respect to Trust Class Shares(10)

                                       C-4





         16        Schedule for computation of Performance Quotation provided in the
                   Registration Statement - none for the PBHG Small Cap Value Fund
         18        Rule 18f-3 Multiple Class Plan dated November 20, 1995 and Schedule
                   A dated April ___, 1997(15)
         24(a)     Power of Attorney(11)
         24(b)     Power of Attorney(13)
         27        Financial Data Schedule(12)

--------------------

         1        Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         2        Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         3        Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         4        Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         5        Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         6        Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         7        Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         8        Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         9        Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         10       Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         11       Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         12       Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         13       Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         14       Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         15.      Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

Item 25.          Persons Controlled by or under Common Control with Registrant

There are no persons that are controlled by or under common control with the Registrant.

Item 26.          Number of Holders of Securities

         As of December 31, 1996:

         Title of Class                              Number of Record Holders

PBHG Class

PBHG Growth Fund                                             238,728
PBHG Emerging Growth Fund                                     79,672
PBHG International Fund                                        3,426
PBHG Large Cap Growth Fund                                     9,840
PBHG Select Equity Fund                                       32,615
PBHG Cash Reserves Fund                                       11,844
PBHG Technology & Communications Fund                         23,225
PBHG Core Growth Fund                                         31,156
PBHG Large Cap 20 Fund                                         5,564
PBHG Large Cap Value Fund                                          1
PBHG Limited Fund                                             11,856
PBHG Strategic Small Company Fund                                  1
PBHG Small Cap Value Fund                                          0

Trust Class                                                        1

PBHG Growth Fund

Item 27.          Indemnification

         The Articles of Incorporation of the Registrant include the following:

                                   ARTICLE VII

7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The

Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

     The By-Laws of the Registrant include the following:

                                   ARTICLE VI

                                 Indemnification

             "The Corporation shall indemnify (a) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by
             (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions nor such further indemnification arrangement as may be permitted by law."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the Investment company Act of 1940, as amended, and Release No. IC-11330 issued thereunder.

Item 28.          Business and Other Connections of Investment Adviser:

     Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of Pilgrim Baxter & Associates, Ltd. is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position with
Pilgrim Baxter  &                                         Connection with Other
Associates, Ltd.             Name of Other Company               Company
----------------             ---------------------        ---------------------

Harold J. Baxter               PBHG Fund Services                Trustee
Director, Chairman & Chief
Executive Officer           United Asset Management          Member, Board of
                                  Corporation                   Directors

                                Newbold's Asset          Chief Executive Officer
                                Management, Inc.

Gary L. Pilgrim               PBHG Fund Services                Trustee
Director, President,
Treasurer & Chief
Investment Officer

Brian F. Bereznak             PBHG Fund Services          President and Trustee
Chief Operating Officer
(from 1989 through 1996)

Eric C. Schneider               Newbold's Asset          Chief Financial Officer
Chief Financial Officer         Management, Inc.

Business and Other Connections of Sub-Advisers:

Name and Position with
Newbold's Asset                Name of Other
Management, Inc.               Company             Connection with Other Company
----------------               -------------       -----------------------------

Harold J. Baxter            Pilgrim Baxter &        Director, Chairman & Chief
Chief Executive Officer     Associates, Ltd.            Executive Officer

                               PBHG Fund                     Trustee
                                Services

                              United Asset               Member, Board of
                               Management                   Directors
                               Corporation

Brian F. Bereznak            Pilgrim Baxter &          Chief Operating Officer
Director                     Associates, Ltd.          (from 1989 through 1996)
                                PBHG Fund               President and Trustee
                                Services

Gary L. Pilgrim             Pilgrim Baxter &    Director, President, Treasurer &
Director                    Associates, Ltd.         Chief Investment Officer

                               PBHG Fund                    Trustee
                                Services

Timothy M. Havens              None                          None
Chairman

James Farrell                Farrell Seiwell,             President
Chief Investment Officer           Inc.

David W. Jennings            Pilgrim Baxter &         Director of Client Service
President & Chief            Associates, Ltd.
Operating Officer

Eric C. Schneider            Pilgrim Baxter &          Chief Financial Officer
Chief Financial Officer      Associates, Ltd.

     The list required by this Item 28 of officers and directors of Murray Johnstone International Limited, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Murray Johnstone International Limited pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-34926).

     The list required by this Item 28 of officers and directors of Wellington Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Wellington Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15908).

Item 29.    Principal Underwriters

     (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

            Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:

SEI Liquid Asset Trust                                      November 29, 1982

SEI Tax Exempt Trust                                        December 3, 1982

SEI Index Funds                                             July 10, 1985

SEI Institutional Managed Trust                             January 22, 1987

SEI International Trust                                     August 30, 1988

Stepstone Funds                                             January 30, 1991

The Advisors' Inner Circle Fund                             November 14, 1991

The Pillar Funds                                            February 28, 1992

CUFund                                                      May 1, 1992

STI Classic Funds                                           May 29, 1992

CoreFunds, Inc.                                             October 30, 1992

First American Funds, Inc.                                  November 1, 1992

First American Investment Funds, Inc.                       November 1, 1992

The Arbor Fund                                              January 28, 1993

1784 Funds (R)                                              June 1, 1993

MarquisSM Funds                                             August 17, 1993

Morgan Grenfell Investment Trust                            January 3, 1994

Inventor Funds, Inc.                                        August 1, 1994

The Achievement Funds Trust                                 December 27, 1994

Bishop Street Funds                                         January 27, 1995

CrestFunds, Inc.                                            March 1, 1995

STI Classic Variable Trust                                  August 18, 1995

Ark Funds                                                   November 1, 1995

Monitor Funds                                               January 11, 1996

FMB Funds, Inc.                                             March 1, 1996

SEI Asset Allocation Trust                                  April 1, 1996

Turner Funds                                                April 30, 1996

SEI Institutional Investments Trust                         June 14, 1996

First American Strategy Funds, Inc.                         October 1, 1996


SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

         (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B.

                                                                Position and
Name and Principal                                              Offices with
Business Address      Position and Office with Underwriter      Registrant
----------------      ------------------------------------      ----------

Alfred P. West, Jr.   Director, Chairman & Chief Executive           -
                      Officer

Henry H. Greer        Director, President & Chief Operating          -
                      Officer

Carmen V. Romeo       Director, Executive Vice President &           -
                      Treasurer

Gilbert L. Beebower    Executive Vice President                         -

Richard B. Lieb        Executive Vice President, President -            -
                       Investment Services Division

Leo J. Dolan, Jr.      Senior Vice President                            -

Carl A. Guarino        Senior Vice President                            -

Jerome Hickey          Senior Vice President                            -

Larry Hutchinson       Senior Vice President

David G. Lee           Senior Vice President                            -

Steven Kramer          Senior Vice President                            -

William Madden         Senior Vice President                            -

Jack May               Senior Vice President

A. Keith McDowell      Senior Vice President                            -

Dennis J. McGonigle    Senior Vice President                            -

Hartland J. McKeown    Senior Vice President                            -

Barbara J. Moore       Senior Vice President                            -

James V. Morris        Senior Vice President                            -

Steven Onofrio         Senior Vice President                            -

Kevin P. Robins        Senior Vice President, General Counsel     Vice President
                       & Secretary                                 & Assistant
                                                                   Secretary

Robert Wagner          Senior Vice President                            -

Patrick K. Walsh       Senior Vice President                            -

Kenneth Zimmer         Senior Vice President                            -

Marc H. Cahn           Vice President & Assistant Secretary

Robert Crudup          Vice President & Managing Director               -

Vic Galef              Vice President & Managing Director               -

Kim Kirk               Vice President & Managing Director               -

John Krzeminski        Vice President & Managing Director               -

Carolyn McLaurin        Vice President & Managing Director                -

Donald Pepin            Vice President & Managing Director               -

Mark Samuels            Vice President & Managing Director               -

Wayne M. Withrow        Vice President & Managing Director               -

Mick Duncan             Vice President & Team Leader                     -

Vicki Malloy            Vice President & Team Leader                     -

Robert Aller            Vice President                                   -

Gordon W. Carpenter     Vice President                                   -

Todd Cipperman          Vice President & Assistant Secretary             -

Ed Daly                 Vice President                                   -

Jeff Drennen            Vice President                                   -

Kathy Heilig            Vice President                                   -

Michael Kantor          Vice President                                   -

Samuel King             Vice President                                   -

Donald H. Korytowski    Vice President                                   -

Robert S. Ludwig        Vice President & Team Leader                     -

W. Kelso Morrill        Vice President                                   -

Barbara A. Nugent       Vice President & Assistant Secretary      Vice President
                                                                  & Assistant
                                                                  Secretary

Sandra K. Orlow         Vice President & Assistant Secretary      Vice President
                                                                  & Assistant
                                                                  Secretary

Larry Pokora            Vice President                                   -

Kim Rainey              Vice President                                   -

Paul Sachs              Vice President                                   -

Steve Smith             Vice President                                   -

Daniel Spaventa         Vice President                                   -

Kathryn L. Stanton       Vice President & Assistant Secretary     Vice President
                                                                  & Assistant
                                                                  Secretary

William Zawaski          Vice President                                  -

James Dougherty          Director of Brokerage Services                  -

     c.  None.

Item 30. Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

         CoreStates Bank, N.A.                     The Northern Trust Company
         Broad and Chestnut Streets                50 South LaSalle Street
         P.O. Box 7618                             Chicago, IL 60675
         Philadelphia, PA 19101

(b)      With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
         (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

         SEI Fund Resources
         One Freedom Valley Road
         Oaks, PA 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Adviser:

         Pilgrim Baxter & Associates, Ltd.     Murray Johnstone
         1255 Drummers Lane, Suite 300         International Limited
         Wayne, PA  19087                      11 West Nile Street
                                               Glasgow, Scotland G12PX

         Wellington Management Company         Newbold's Asset Management, Inc.
         75 State Street                       950 Haverford Road
         Boston, MA 02109                      Bryn Mawr, PA 19010

Item 31.     Management Services:  None.

Item 32.     Undertakings

             Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Directors of their desire to communicate with Shareholders of the Fund, the Directors will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

             Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

             Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.

             Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within 4-6 months from the later of the commencement of operations of the PBHG Small Cap Value Fund of the Registrant or the effective date of Post-Effective Amendment No. 27 to the Registrant's 1933 Act Registration Statement.

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant (certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 28 to its Registration Statement pursuant to Rule 485(b) under Securities Act of 1933) and has duly caused this Post Effective Amendment No. 28 to Registration Statement No. 2-99810 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania on the 18th day of February, 1997.

                                   THE PBHG FUNDS, INC.
                                            Registrant

                                   By: /s/ Harold J. Baxter
                                      ------------------------------------------
                                            Harold J. Baxter
                                            Chairman and Chief Executive Officer

ATTEST:

/s/ Brian F. Bereznak
---------------------
Brian F. Bereznak, Vice President
and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Harold J. Baxter           Chairman and Chief
--------------------           Executive Officer,
Harold J. Baxter               and Director                February 18, 1997

       *                       Director
John R. Bartholdson

       *                       Director
Jettie M. Edwards

       *                       Director
Albert A. Miller

       *                       Chief Financial
Stephen G. Meyer               Officer and Controller

* By: /s/ Harold J. Baxter                                February 18, 1997
      --------------------
      Harold J. Baxter
      (Attorney-in-Fact)